Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (2,920)	$ 382	$ 198
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	1,493	1,373	1,208
Amortization of right-of-use assets	91	89	91
Amortization of intangible assets	1	13	3
Gain on disposal of property and equipment	(119)	(59)	(88)
Write off of property and equipment	190
Unrealized gain on foreign exchange, net	(408)
Stock-based compensation	2,399
Change in operating assets and liabilities:
Accounts receivable	(930)	47	(2,175)
Inventories	(1)	2	16
Accounts payable and accrued liabilities	1,208	2,063	979
Contract assets	(1,408)	(1,040)	268
Contract liabilities	119	303
Repayment of operating lease liabilities	(82)
Income tax payable	(145)	157	(306)
Net cash (used in) provided by operating activities	(512)	3,330	194
Cash flows from investing activities:
Purchase of property and equipment	(5,136)	(7,814)	(3,042)
Proceeds from disposal of property and equipment	684	184	703
(Withdrawal) Addition of fixed deposits	(5)	80	(5)
Net cash used in investing activities	(4,457)	(7,550)	(2,344)
Cash flows from financing activities:
Proceeds from bank borrowings	3,064	3,451	2,572
Repayment of bank borrowings	(543)	(2,343)	(1,468)
Addition of finance lease liabilities			692
Repayment of finance lease liabilities	(927)	(361)	(580)
Proceeds from the issuance of new shares		5,133
Amounts due to related parties	699	1,337
Dividend paid to shareholders			(205)
Net cash provided by financing activities	2,293	7,217	1,011
Effect on exchange rate change on cash and cash equivalents	477	(255)	53
Net change in cash and cash equivalents and restricted cash	(2,199)	2,742	(1,086)
BEGINNING OF YEAR	2,931	189	1,275
END OF YEAR	732	2,931	189
Add: Fixed deposits with maturities over 3 months	81	76	161
TOTAL CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	813	3,007	350
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	(261)	(1)	(438)
Cash paid for interest	(481)	(334)	(221)
NON-CASH TRANSACTIONS OF INVESTING ACTIVITIES
Unwinding of interests for lease liabilities	32	36	36
NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Right-of-use assets obtained in exchange for finance lease liabilities	$ 1,401	$ 1,647	$ 679